Borrowings - New Transactions (Details) $ in Millions, $ in Millions	Jan. 29, 2024 USD ($)	Jan. 12, 2024 USD ($)	Dec. 07, 2023 USD ($)	Jul. 14, 2023 USD ($)	Mar. 15, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 26, 2023 USD ($) item	Dec. 19, 2023 CAD ($)	Oct. 03, 2023 USD ($)	Aug. 15, 2023 CAD ($)	May 09, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Borrowings
Borrowings, Principal						$ 9,851.2							$ 8,673.5
Gulf Insurance | Acquisition, Step 2
Borrowings
Percentage of interests acquired								46.30%
Payment deed								$ 660.0
Payment deed, number of installment payments | item								4
Payment deed, amount of installment payments								$ 165.0
4.95% due March 3, 2025 (Cdn$348.6)
Borrowings
Interest rate						4.95%	4.95%
Notes Payable
Borrowings
Borrowings, Principal						$ 660.0
Holding company
Borrowings
Borrowings, Principal						7,053.6							5,932.6
Holding company | Gulf Insurance
Borrowings
Percentage of interests acquired								46.30%
Holding company | 6.00% due December 7, 2033
Borrowings
Borrowings, Principal		$ 200.0	$ 400.0			$ 400.0
Interest rate			6.00%			6.00%	6.00%
Net proceeds after discount, commissions and expenses			$ 393.9
Net proceeds, excluding accrued interest after premium		$ 200.2
Commissions and expenses included in carrying value of notes			$ 3.1
Holding company | 4.875% due August 13, 2024
Borrowings
Borrowings, Principal						$ 279.3							$ 282.5
Interest rate	4.875%					4.875%	4.875%						4.875%	4.875%
Amount of principal redeemed	$ 279.3
Redemption of debt, cash consideration	$ 285.6
Holding company | 4.95% due March 3, 2025 (Cdn$348.6)
Borrowings
Borrowings, Principal						$ 264.3	$ 348.6						$ 258.3	$ 348.6
Interest rate					4.95%	4.95%	4.95%						4.95%	4.95%
Amount of principal redeemed					$ 348.6
Holding company | Notes Payable | Gulf Insurance
Borrowings
Payment deed								$ 660.0
Payment deed, number of installment payments | item								4
Payment deed, amount of installment payments								$ 165.0
Payment deed, discount rate								5.50%
Holding company | Revolving Credit Facility
Borrowings
Borrowings, Principal				$ 2,000.0
Ratio of consolidated debt to consolidated capitalization				0.35
Required minimum of shareholders' equity balance				$ 11,500.0
Insurance and reinsurance companies
Borrowings
Borrowings, Principal						$ 891.3							$ 727.7
Insurance and reinsurance companies | Gulf Insurance floating rate long term loans due 2027
Borrowings
Borrowings, Principal						172.9
Insurance and reinsurance companies | Gulf Insurance floating rate long term loans due 2027 | Gulf Insurance
Borrowings
Borrowings included in consolidation								$ 172.9
Insurance and reinsurance companies | Brit floating rate revolving credit facility
Borrowings
Borrowings, Principal												$ 550.0	10.0
Non-insurance companies
Borrowings
Borrowings, Principal						$ 1,906.3							$ 2,013.2
Non-insurance companies | Dexterra Group revolving credit facility
Borrowings
Borrowings, Principal											$ 260.0			$ 200.0
Non-insurance companies | Fairfax India revolving credit facility
Borrowings
Undrawn borrowing facilities										$ 175.0
Non-insurance companies | AGT credit facilities
Borrowings
Borrowings, Principal									$ 710.0